UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds

(Exact name of registrant as specified in charter)

1001 Nineteenth Street North
Arlington, VA 22209

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 703.469.1040

William Ginivan
General Counsel
FBR Capital Markets, Inc.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209

(Name and address of agent for service)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

           Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

           A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS
The Trust’s schedule of investments is as follows:

The FBR Funds
FBR Pegasus FundTM
Portfolio of Investments
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 98.3%
	Communications — 0.8%
1,850	America Movil S.A.B. de C.V., Series L ADR	$80,752
7,200	China Unicom (Hong Kong) Ltd. ADR	80,640

		161,392

	Consumer Non-Durables — 5.4%
3,000	Coach, Inc.	104,640
1,475	Colgate-Palmolive Co.	118,044
4,500	Hansen Natural Corp.*	173,025
5,000	Ralcorp Holdings, Inc.*	309,000
13,800	Unilever PLC ADR	421,176

		1,125,885

	Consumer Services — 2.1%
6,550	Carnival Corp.*	218,312
2,200	ITT Educational Services, Inc.*	213,114

		431,426

	Electronic Technology — 9.2%
2,200	Apple, Inc.*	422,664
19,100	Cisco Systems, Inc.*	429,177
27,500	Intel Corp.	533,500
14,000	LM Ericsson Telephone Co. ADR	135,520
3,900	Research In Motion Ltd.*	245,544
6,300	Texas Instruments, Inc.	141,750

		1,908,155

	Energy Minerals — 8.6%
6,252	Apache Corp.	617,510
7,200	ConocoPhillips	345,600
5,900	Marathon Oil Corp.	175,879
1,830	PetroChina Company Ltd. ADR	204,027
2,500	Whiting Petroleum Corp.*	166,400
5,800	XTO Energy, Inc.	258,506

		1,767,922

	Finance — 15.9%
21,300	Bank of America Corp.	323,334
3,525	Franklin Resources, Inc.	349,081
15,300	Hudson City Bancorp, Inc.	203,031
1,900	IntercontinentalExchange, Inc.*	181,412
9,825	JPMorgan Chase & Co.	382,586
54,400	KeyCorp	390,592
6,900	Manulife Financial Corp.	126,546
5,600	Morgan Stanley	149,968
17,600	People’s United Financial, Inc.	284,592
3,100	Prudential Financial, Inc.	154,969
8,375	T. Rowe Price Group, Inc.	415,567

The FBR Funds
FBR Pegasus FundTM
Portfolio of Investments (continued)
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Finance — 15.9% (continued)
2,125	The Goldman Sachs Group, Inc.	$316,030

		3,277,708

	Health Services — 0.7%
3,100	Humana, Inc.*	150,722

	Health Technology — 12.9%
2,240	Abbott Laboratories	118,586
4,775	Baxter International, Inc.	274,992
3,325	Becton, Dickinson and Co.	250,605
5,000	Biogen Idec, Inc.*	268,700
2,020	C.R. Bard, Inc.	167,438
6,200	Forest Laboratories, Inc.*	183,768
6,500	Johnson & Johnson	408,590
10,000	Merck & Company, Inc.	381,800
3,220	Novo Nordisk A/S ADR	217,124
6,304	Pfizer, Inc.	117,633
5,400	Stryker Corp.	280,368

		2,669,604

	Industrial Services — 1.5%
2,500	Helmerich & Payne, Inc.	104,575
5,200	Noble Corp.	209,664

		314,239

	Non-Energy Minerals — 3.6%
6,000	BHP Billiton Ltd. ADR	416,220
2,750	Freeport-McMoRan Copper & Gold, Inc.	183,398
4,600	Teck Resources Ltd., Class B*	150,972

		750,590

	Process Industries — 0.5%
1,200	CF Industries Holdings, Inc.	111,432

	Producer Manufacturing — 6.5%
11,115	3M Co.	894,646
27,700	General Electric Co.	445,416

		1,340,062

	Retail Trade — 10.9%
11,600	American Eagle Outfitters, Inc.	184,324
3,000	Fastenal Co.	124,440
16,500	Lowe’s Companies, Inc.	357,225
9,600	Target Corp.	492,192
15,325	The Gap, Inc.	292,401
5,800	The TJX Companies, Inc.	220,458
4,900	Walgreen Co.	176,645
7,650	Wal-Mart Stores, Inc.	408,740

		2,256,425

	Technology Services — 14.7%
4,450	Accenture PLC, Class A	182,406

The FBR Funds
FBR Pegasus FundTM
Portfolio of Investments (continued)
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Technology Services — 14.7% (continued)
7,300	Adobe Systems, Inc.*	$235,790
7,500	Automatic Data Processing, Inc.	305,925
675	Google, Inc., Class A*	357,358
3,200	International Business Machines Corp.	391,648
17,650	Microsoft Corp.	497,377
21,800	Oracle Corp.	502,708
5,000	Paychex, Inc.	144,950
9,200	SAP AG ADR	416,944

		3,035,106

	Transportation — 3.0%
3,100	Canadian Pacific Railway Ltd.	145,700
5,000	Norfolk Southern Corp.	235,300
4,050	Union Pacific Corp.	245,025

		626,025

	Utilities — 2.0%
6,000	Edison International	199,920
4,800	PG&E Corp.	202,752

		402,672

	Total Common Stocks (Cost $18,188,094)	20,329,365

	MONEY MARKET FUND — 1.6%
331,776	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $331,776)	331,776

	Total Investments — 99.9% (Cost $18,519,870)	20,661,141

	Other Assets Less Liabilities — 0.1%	16,885

	Net Assets — 100.0%	$20,678,026

*	Non-income producing security

ADR	American Depositary Receipts
PLC	Public Liability Company

Note:
For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds
FBR Pegasus Mid Cap FundTM
Portfolio of Investments
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 94.9%
	Commercial Services — 6.6%
3,160	Copart, Inc.*	$106,682
1,550	Equifax, Inc.	49,600
1,547	FactSet Research Systems, Inc.	97,461
3,275	Ritchie Bros. Auctioneers, Inc.	68,841
5,850	SEI Investments Co.	103,603

		426,187

	Communications — 1.2%
2,550	Telephone and Data Systems, Inc.	80,453

	Consumer Durables — 3.4%
12,293	Activision Blizzard, Inc.*	124,897
4,874	Mattel, Inc.	96,115

		221,012

	Consumer Non-Durables — 6.3%
2,162	Alberto-Culver Co.	61,379
3,150	Hansen Natural Corp.*	121,118
7,375	Tyson Foods, Inc., Class A	101,922
1,729	VF Corp.	124,540

		408,959

	Consumer Services — 1.5%
775	Apollo Group, Inc., Class A*	46,957
500	ITT Educational Services, Inc.*	48,435

		95,392

	Distribution Services — 1.3%
4,825	Ingram Micro, Inc., Class A*	81,542

	Electronic Technology — 2.9%
2,075	Dolby Laboratories, Inc., Class A*	104,435
2,675	FLIR Systems, Inc.*	79,126

		183,561

	Energy Minerals — 3.3%
1,727	Energen Corp.	75,902
3,075	Pioneer Natural Resources Co.	135,238

		211,140

	Finance — 18.6%
6,870	Annaly Capital Management, Inc.	119,401
2,040	Capitol Federal Financial	66,545
3,325	Comerica, Inc.	114,746
2,030	Commerce Bancshares, Inc.	80,347
11,125	Hudson City Bancorp, Inc.	147,629
5,750	KeyCorp	41,285
1,746	M&T Bank Corp.	128,767
7,185	New York Community Bancorp, Inc.	107,991
6,450	People’s United Financial, Inc.	104,297

The FBR Funds
FBR Pegasus Mid Cap FundTM
Portfolio of Investments (continued)
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Finance — 18.6% (continued)
3,886	T. Rowe Price Group, Inc.	$192,823
2,225	The Hanover Insurance Group, Inc.	94,384

		1,198,215

	Health Services — 0.6%
1,030	Lincare Holdings, Inc.*	37,925

	Health Technology — 9.0%
380	Bio-Rad Laboratories, Inc., Class A*	35,408
1,146	C.R. Bard, Inc.	94,992
4,150	Endo Pharmaceuticals Holdings, Inc.*	83,457
2,738	Forest Laboratories, Inc.*	81,154
2,295	Pall Corp.	79,109
1,385	Techne Corp.	90,884
2,339	Varian Medical Systems, Inc.*	117,628

		582,632

	Industrial Services — 5.5%
3,135	Ensco International PLC ADR	122,359
3,340	Helmerich & Payne, Inc.	139,712
1,587	Pride International, Inc.*	46,975
2,050	Rowan Companies, Inc.*	44,034

		353,080

	Non-Energy Minerals — 1.6%
3,275	Compania de Minas Buenaventura S.A.A. ADR	103,097

	Process Industries — 4.0%
1,572	Bunge Ltd.	92,418
1,975	Ecolab, Inc.	86,702
1,634	Sigma-Aldrich Corp.	78,187

		257,307

	Producer Manufacturing — 7.3%
2,453	Cummins, Inc.	110,778
1,835	Kubota Corp. ADR	82,006
2,930	Magna International, Inc., Class A	161,355
2,312	Roper Industries, Inc.	115,785

		469,924

	Retail Trade — 8.2%
2,765	Abercrombie & Fitch Co., Class A	87,208
8,349	American Eagle Outfitters, Inc.	132,666
2,525	BJ’s Wholesale Club, Inc.*	85,320
2,075	Fastenal Co.	86,071
3,335	Tiffany & Co.	135,434

		526,699

	Technology Services — 7.5%
4,133	Check Point Software Technologies Ltd.*	132,174
2,300	Cognizant Technology Solutions Corp., Class A*	100,418
2,200	Global Payments, Inc.	97,900

The FBR Funds
FBR Pegasus Mid Cap FundTM
Portfolio of Investments (continued)
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Technology Services — 7.5% (continued)
950	NetEase.com, Inc. ADR*	$31,160
3,075	Paychex, Inc.	89,144
600	Sohu.com, Inc.*	30,210

		481,006

	Utilities — 6.1%
1,816	Pinnacle West Capital Corp.	65,049
1,473	Questar Corp.	61,100
1,675	SCANA Corp.	59,647
1,500	Sempra Energy	76,125
2,950	Westar Energy, Inc.	62,923
3,173	Xcel Energy, Inc.	65,935

		390,779

	Total Common Stocks (Cost $5,488,842)	6,108,910

	MONEY MARKET FUND — 4.1%
263,854	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $263,854)	263,854

	Total Investments — 99.0% (Cost $5,752,696)	6,372,764

	Other Assets Less Liabilities — 1.0%	67,553

	Net Assets — 100.0%	$6,440,317

*	Non-income producing security

ADR	American Depositary Receipts
PLC	Public Liability Company

Note:
For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds
FBR Pegasus Small Cap FundTM
Portfolio of Investments
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 95.3%
	Commercial Services — 2.4%
4,000	Lamar Advertising Co., Class A*	$114,400
4,075	Lender Processing Services, Inc.	157,947

		272,347

	Communications — 0.9%
1,000	Atlantic Tele-Network, Inc.	48,430
3,000	Shenandoah Telecommunications Co.	51,600

		100,030

	Consumer Durables — 3.3%
5,400	Lennar Corp., Class A	82,944
3,650	Snap-On, Inc.	149,212
3,300	Tupperware Brands Corp.	140,118

		372,274

	Consumer Non-Durables — 3.5%
2,800	Diamond Foods, Inc.	100,576
2,300	Lancaster Colony Corp.	125,465
1,900	NBTY, Inc.*	84,607
2,200	TreeHouse Foods, Inc.*	85,228

		395,876

	Consumer Services — 1.1%
6,070	Rollins, Inc.	119,458

	Distribution Services — 5.7%
3,500	Herbalife Ltd.	135,975
2,100	MSC Industrial Direct Company, Inc., Class A	90,699
6,380	Patterson Companies, Inc.*	182,213
12,500	Pool Corp.	229,500

		638,387

	Electronic Technology — 6.8%
8,450	ADTRAN, Inc.	179,140
2,300	Cymer, Inc.*	72,151
9,800	Emulex Corp.*	110,152
5,800	International Rectifier Corp.*	104,632
5,700	Polycom, Inc.*	127,851
9,950	QLogic Corp.*	171,041

		764,967

	Energy Minerals — 4.6%
2,800	Arena Resources, Inc.*	107,352
1,980	Energen Corp.	87,021
3,000	Massey Energy Co.	115,560
5,200	Penn Virginia Corp.	126,204

The FBR Funds
FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Energy Minerals — 4.6% (continued)
1,250	Whiting Petroleum Corp.*	$83,200

		519,337

	Finance — 21.8%
2,725	Affiliated Managers Group, Inc.*	165,053
4,435	American Financial Group, Inc.	110,032
8,500	AmeriCredit Corp.*	178,245
3,700	Arthur J. Gallagher & Co.	83,435
13,000	Astoria Financial Corp.	171,600
1,300	BOK Financial Corp.	61,633
1,950	City National Corp.	96,311
20,359	DiamondRock Hospitality Co.*	165,719
8,200	East West Bancorp, Inc.	134,726
20,200	First Niagara Financial Group, Inc.	277,346
10,600	Fulton Financial Corp.	97,944
5,275	optionsXpress Holdings, Inc.	75,696
6,600	PrivateBancorp, Inc.	89,760
3,700	Raymond James Financial, Inc.	93,647
7,000	SVB Financial Group*	303,730
5,900	UDR, Inc.	91,804
5,500	Waddell & Reed Financial, Inc., Class A	172,315
4,700	Webster Financial Corp.	72,709

		2,441,705

	Health Services — 4.8%
3,800	Computer Programs and Systems, Inc.	142,994
3,200	Lincare Holdings, Inc.*	117,824
3,000	MEDNAX, Inc.*	170,580
3,200	WellCare Health Plans, Inc.*	99,776

		531,174

	Health Technology — 3.9%
6,000	American Medical Systems Holdings, Inc.*	115,200
7,600	Biovail Corp.	110,352
2,547	Techne Corp.	167,134
5,500	VIVUS, Inc.*	46,475

		439,161

	Industrial Services — 4.4%
4,000	Dresser-Rand Group, Inc.*	118,320
10,000	KHD Humboldt Wedag International Ltd.*	129,300
1,500	Landauer, Inc.	88,710
7,500	Rowan Companies, Inc.*	161,100

		497,430

	Non-Energy Minerals — 1.5%
8,400	Century Aluminum Co.*	95,088
7,500	Horsehead Holding Corp.*	73,500

		168,588

	Process Industries — 2.4%
6,050	GrafTech International Ltd.*	75,988

The FBR Funds
FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Process Industries — 2.4% (continued)
3,030	Sensient Technologies Corp.	$78,628
1,124	Terra Nitrogen Company LP	113,805

		268,421

	Producer Manufacturing — 7.3%
2,625	A.O. Smith Corp.	111,773
3,000	Armstrong World Industries, Inc.*	109,290
3,410	Carlisle Companies, Inc.	114,303
4,580	Graco, Inc.	122,240
3,300	Lincoln Electric Holdings, Inc.	161,139
4,600	Simpson Manufacturing Company, Inc.	113,436
2,075	The Toro Co.	80,821

		813,002

	Retail Trade — 5.1%
2,825	Abercrombie & Fitch Co., Class A	89,101
4,250	Jos. A. Bank Clothiers, Inc.*	178,117
2,900	The Buckle, Inc.	87,986
2,625	The Gymboree Corp.*	102,401
5,800	Williams-Sonoma, Inc.	110,084

		567,689

	Technology Services — 10.7%
5,400	Broadridge Financial Solutions, Inc.	117,288
8,700	Jack Henry & Associates, Inc.	191,052
6,720	MICROS Systems, Inc.*	192,058
1,900	MicroStrategy, Inc., Class A*	178,068
5,650	Solera Holdings, Inc.	187,071
4,900	Sybase, Inc.*	199,283
14,900	TIBCO Software, Inc.*	133,504

		1,198,324

	Transportation — 3.0%
6,400	Genessee & Wyoming, Inc., Class A*	188,608
9,500	JetBlue Airways Corp.*	46,930
5,250	Werner Enterprises, Inc.	103,845

		339,383

	Utilities — 2.1%
8,000	Portland General Electric Co.	156,000
2,700	UniSource Energy Corp.	82,998

		238,998

	Total Common Stocks (Cost $10,162,594)	10,686,551

The FBR Funds
FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	MONEY MARKET FUND — 0.1%
11,529	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $11,529)	$11,529

	Total Investments — 95.4% (Cost $10,174,123)	10,698,080

	Other Assets Less Liabilities — 4.6%	514,730

	Net Assets — 100.0%	$11,212,810

*	Non-income producing security

Note:
For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds
FBR Pegasus Small Cap Growth FundTM
Portfolio of Investments
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 92.7%
	Commercial Services — 8.8%
1,825	Copart, Inc.*	$61,612
1,738	CoStar Group, Inc.*	70,181
1,825	FactSet Research Systems, Inc.	114,975
2,500	Gartner, Inc.*	53,500
1,490	Morningstar, Inc.*	70,417
2,300	Towers Watson & Co., Class A	100,349
3,000	Wright Express Corp.*	88,080

		559,114

	Communications — 0.8%
6,000	Terremark Worldwide, Inc.*	49,080

	Consumer Durables — 2.4%
3,200	Fossil, Inc.*	104,480
1,100	Polaris Industries, Inc.	48,631

		153,111

	Consumer Non-Durables — 3.8%
1,700	Guess?, Inc.	67,507
2,500	Hansen Natural Corp.*	96,125
3,175	Under Armour, Inc., Class A*	80,645

		244,277

	Consumer Services — 6.3%
2,200	Bally Technologies, Inc.*	87,274
940	Capella Education Co.*	68,977
450	Chipotle Mexican Grill, Inc.*	43,407
3,800	Penn National Gaming, Inc.*	102,524
5,000	Rollins, Inc.	98,400

		400,582

	Distribution Services — 1.4%
3,050	Patterson Companies, Inc.*	87,108

	Electronic Technology — 4.1%
1,000	Hittite Microwave Corp.*	37,180
3,725	Polycom, Inc.*	83,551
5,525	QLogic Corp.*	94,975
2,000	Supertex, Inc.*	47,900

		263,606

	Energy Minerals — 2.6%
1,840	Comstock Resources, Inc.*	71,742
2,500	Massey Energy Co.	96,300

		168,042

	Finance — 10.4%
7,600	AmeriCredit Corp.*	159,372
1,400	City National Corp.	69,146

The FBR Funds
FBR Pegasus Small Cap Growth FundTM
Portfolio of Investments (continued)
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Finance — 10.4% (continued)
11,000	Conseco, Inc.*	$52,360
2,550	Ebix, Inc.*	36,924
7,000	Janus Capital Group, Inc.	85,470
2,900	optionsXpress Holdings, Inc.	41,615
1,275	Stifel Financial Corp.*	66,683
1,600	SVB Financial Group*	69,424
4,700	TradeStation Group, Inc.*	33,229
1,625	Waddell & Reed Financial, Inc., Class A	50,911

		665,134

	Health Services — 7.3%
600	athenahealth, Inc.*	23,604
1,380	Cerner Corp.*	104,397
11,400	Health Grades, Inc.*	49,476
1,640	Lincare Holdings, Inc.*	60,385
650	MEDNAX, Inc.*	36,959
3,900	VCA Antech, Inc.*	99,021
2,825	WellCare Health Plans, Inc.*	88,083

		461,925

	Health Technology — 10.8%
3,800	Bruker Corp.*	46,626
2,300	Crucell N.V. ADR*	44,620
2,050	Dendreon Corp.*	56,785
1,165	IDEXX Laboratories, Inc.*	61,151
3,350	Kinetic Concepts, Inc.*	138,322
2,400	RINO International Corp.*	48,360
2,175	Techne Corp.	142,723
1,000	United Therapeutics Corp.*	59,570
10,700	VIVUS, Inc.*	90,415

		688,572

	Industrial Services — 2.4%
750	Core Laboratories N.V.	87,712
2,700	Superior Energy Services, Inc.*	62,019

		149,731

	Non-Energy Minerals — 2.7%
1,000	Allegheny Technologies, Inc.	40,850
3,000	Century Aluminum Co.*	33,960
1,700	Intrepid Potash, Inc.*	41,633
1,350	Schnitzer Steel Industries, Inc., Class A	54,675

		171,118

	Producer Manufacturing — 5.2%
1,850	A123 Systems, Inc.*	29,563
1,200	Mettler-Toledo International, Inc.*	116,964
4,000	Robbins & Myers, Inc.	88,880
1,500	Westinghouse Air Brake Technologies Corp.	57,495

The FBR Funds
FBR Pegasus Small Cap Growth FundTM
Portfolio of Investments (continued)
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Producer Manufacturing — 5.2% (continued)
1,525	Woodward Governor Co.	$38,781

		331,683

	Retail Trade — 1.8%
1,800	Aèropostale, Inc.*	59,202
1,460	J. Crew Group, Inc.*	57,247

		116,449

	Technology Services — 17.3%
3,400	Blackbaud, Inc.	75,820
4,600	CommVault Systems, Inc.*	97,474
5,045	Fidelity National Information Services, Inc.	118,860
2,400	Global Payments, Inc.	106,800
3,877	Jack Henry & Associates, Inc.	85,139
1,500	JDA Software Group, Inc.*	39,315
3,095	MICROS Systems, Inc.*	88,455
700	MicroStrategy, Inc., Class A*	65,604
2,575	Open Text Corp.*	101,506
950	Quality Systems, Inc.	48,963
5,025	Quest Software, Inc.*	86,531
3,100	Solera Holdings, Inc.	102,641
1,400	Sybase, Inc.*	56,938
885	Syntel, Inc.	29,754

		1,103,800

	Transportation — 3.7%
1,875	Genessee & Wyoming, Inc., Class A*	55,256
8,400	Heartland Express, Inc.	116,676
3,550	Knight Transportation, Inc.	64,255

		236,187

	Utilities — 0.9%
2,800	Westar Energy, Inc.	59,724

	Total Common Stocks (Cost $5,335,364)	5,909,243

	MONEY MARKET FUND — 4.3%
271,415	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $271,415)	271,415

	Total Investments — 97.0% (Cost $5,606,779)	6,180,658

	Other Assets Less Liabilities — 3.0%	191,200

	Net Assets — 100.0%	$6,371,858

*	Non-income producing security

ADR	American Depositary Receipts

Note:
For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds
FBR Focus Fund
Portfolio of Investments
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 96.5%
	Commercial Services — 6.9%
1,800,000	Lamar Advertising Co., Class A*	$51,480,000
4,990	Morningstar, Inc.*	235,827

		51,715,827

	Communications — 14.9%
2,636,000	American Tower Corp., Class A*	111,898,200

	Consumer Services — 19.9%
1,549,000	Bally Technologies, Inc.*	61,448,830
119,410	Choice Hotels International, Inc.	3,790,073
221,723	Monarch Casino & Resort, Inc.*	1,585,319
2,789,420	Penn National Gaming, Inc.*	75,258,552
896,730	Pinnacle Entertainment, Inc.*	7,317,317

		149,400,091

	Distribution Services — 3.1%
1,270,600	Pool Corp.	23,328,216

	Finance — 19.3%
2,025,512	AmeriCredit Corp.*	42,474,987
4,000	Berkshire Hathaway, Inc., Class B*	305,720
776,913	Encore Capital Group, Inc.*	12,251,918
203,270	Enstar Group Ltd.*	13,190,190
200,100	Markel Corp.*	65,034,501
125,000	T. Rowe Price Group, Inc.	6,202,500
185,200	The Charles Schwab Corp.	3,387,308
173,137	White River Capital, Inc.	2,127,854

		144,974,978

	Producer Manufacturing — 4.6%
730,160	American Woodmark Corp.†	14,720,025
800,000	Simpson Manufacturing Company, Inc.	19,728,000

		34,448,025

	Retail Trade — 26.1%
5,508,863	99 Cents Only Stores*†	71,835,574
3,027,088	CarMax, Inc.*	62,448,825
1,622,076	O’Reilly Automotive, Inc.*	61,314,473

		195,598,872

	Transportation — 1.7%
811,824	Dynamex, Inc.*†	12,924,238

	Total Common Stocks (Cost $511,945,895)	724,288,447

The FBR Funds
FBR Focus Fund
Portfolio of Investments (continued)
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	MONEY MARKET FUND — 4.6%
34,253,661	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $34,253,661)	$34,253,661

	Total Investments — 101.1% (Cost $546,199,556)	758,542,108

	Liabilities Less Other Assets — (1.1)%	(8,218,977)

	Net Assets — 100.0%	$750,323,131

*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)

Note:
For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds
FBR Large Cap Financial Fund
Portfolio of Investments
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 99.9%
	Finance/Rental/Leasing — 20.0%
10,000	Assured Guaranty Ltd.	$226,600
40,000	Capital One Financial Corp.	1,474,400
20,000	CIT Group, Inc.*	636,400
110,000	Discover Financial Services	1,504,800
6,000	MasterCard, Inc., Class A	1,499,400
16,000	Visa, Inc., Class A	1,312,480

		6,654,080

	Financial Conglomerates — 13.5%
39,000	American Express Co.	1,468,740
250,000	Citigroup, Inc.*	830,000
35,000	JPMorgan Chase & Co.	1,362,900
17,000	Prudential Financial, Inc.	849,830

		4,511,470

	Investment Banks/Brokers — 6.1%
37,000	Morgan Stanley	990,860
7,000	The Goldman Sachs Group, Inc.	1,041,040

		2,031,900

	Investment Managers — 1.3%
10,000	State Street Corp.	428,800

	Life/Health Insurance — 7.9%
90,000	Genworth Financial, Inc., Class A*	1,245,600
30,000	MetLife, Inc.	1,059,600
20,000	Protective Life Corp.	337,000

		2,642,200

	Major Banks — 21.4%
85,000	Bank of America Corp.	1,290,300
8,000	BB&T Corp.	222,960
26,000	Comerica, Inc.	897,260
160,000	KeyCorp	1,148,800
45,000	Royal Bank of Scotland Group PLC ADR*	459,450
8,000	SunTrust Banks, Inc.	194,640
19,000	The PNC Financial Services Group, Inc.	1,053,170
40,000	U.S. Bancorp	1,003,200
30,000	Wells Fargo & Co.	852,900

		7,122,680

	Multi-Line Insurance — 3.0%
10,000	CNA Financial Corp.*	234,900
7,000	PartnerRe Ltd.	522,130
10,000	The Hartford Financial Services Group, Inc.	239,900

		996,930

	Property/Casualty Insurance — 15.9%
12,000	ACE Ltd.*	591,240

The FBR Funds
FBR Large Cap Financial Fund
Portfolio of Investments (continued)
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Property/Casualty Insurance — 15.9% (continued)
55,000	The Allstate Corp.	$1,646,150
15,000	The Chubb Corp.	750,000
26,000	The Travelers Companies, Inc.	1,317,420
60,000	XL Capital Ltd., Class A	1,006,200

		5,311,010

	Regional Banks — 2.1%
5,000	Fifth Third Bancorp	62,200
4,000	M&T Bank Corp.	295,000
50,000	Marshall & Ilsley Corp.	345,500

		702,700

	Savings Banks — 8.3%
130,000	Hudson City Bancorp, Inc.	1,725,100
70,000	New York Community Bancorp, Inc.	1,052,100

		2,777,200

	Specialty Insurance — 0.4%
10,000	Fidelity National Financial, Inc., Class A	129,000

	Total Common Stocks (Cost $32,398,084)	33,307,970

	MONEY MARKET FUND — 5.4%
1,808,499	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $1,808,499)	1,808,499

	Total Investments — 105.3% (Cost $34,206,583)	35,116,469

	Liabilities Less Other Assets — (5.3)%	(1,763,030)

	Net Assets — 100.0%	$33,353,439

*	Non-income producing security

ADR	American Depositary Receipts
PLC	Public Liability Company

See accompanying Notes to Portfolio of Investments.

The FBR Funds
FBR Small Cap Financial Fund
Portfolio of Investments
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 93.1%
	Finance/Rental/Leasing — 3.0%
195,000	Assured Guaranty Ltd.	$4,418,700
350,000	MCG Capital Corp.*	1,606,500

		6,025,200

	Financial Conglomerates — 0.6%
275,000	Conseco, Inc.*	1,309,000

	Homebuilding — 3.4%
240,000	KB Home	3,667,200
85,000	Lennar Corp., Class A	1,305,600
180,000	Pulte Homes, Inc.*	1,893,600

		6,866,400

	Investment Banks/Brokers — 0.3%
20,000	KBW, Inc.*	531,200

	Investment Managers — 2.0%
660,000	KKR Financial Holdings LLC	3,979,800

	Major Banks — 5.2%
105,000	Comerica, Inc.	3,623,550
99,500	Eagle Bancorp, Inc.*	1,119,375
410,000	Huntington Bancshares, Inc.	1,963,900
550,000	KeyCorp	3,949,000

		10,655,825

	Miscellaneous Commercial Services — 1.8%
78,378	Portfolio Recovery Associates, Inc.*	3,572,469

	Property/Casualty Insurance — 1.8%
221,030	XL Capital Ltd., Class A	3,706,673

	Real Estate Development — 0.2%
40,000	CB Richard Ellis Group, Inc., Class A*	492,000

	Real Estate Investment Trusts — 1.6%
85,000	MFA Financial, Inc.	625,600
197,739	NorthStar Realty Finance Corp.	897,735
120,000	Redwood Trust, Inc.	1,716,000

		3,239,335

	Regional Banks — 32.4%
78,009	1st Source Corp.	1,189,637
155,000	Associated Banc-Corp	1,971,600
74,395	Bancorp Rhode Island, Inc.	1,835,325
70,000	Cathay General Bancorp	670,600
80,000	City National Corp.	3,951,200

The FBR Funds
FBR Small Cap Financial Fund
Portfolio of Investments (continued)
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Regional Banks — 32.4% (continued)
21,500	Commerce Bancshares, Inc.	$850,970
100,000	CVB Financial Corp.	958,000
330,000	East West Bancorp, Inc.	5,421,900
270,000	Fifth Third Bancorp	3,358,800
315,165	First Horizon National Corp.*	4,081,387
173,974	FirstMerit Corp.	3,564,727
550,000	Fulton Financial Corp.	5,082,000
30,000	Glacier Bancorp, Inc.	430,200
261,345	Independent Bank Corp.	6,089,338
130,000	Investors Bancorp, Inc.*	1,537,900
65,000	Marshall & Ilsley Corp.	449,150
450,000	Nara Bancorp, Inc.*	4,113,000
465,000	National Penn Bancshares, Inc.	2,790,000
60,000	Old National Bancorp	722,400
509,068	State Bancorp, Inc.	3,741,650
351,800	Susquehanna Bancshares, Inc.	2,761,630
500,000	Synovus Financial Corp.	1,380,000
59,000	Taylor Capital Group, Inc.*	537,490
105,000	TCF Financial Corp.	1,537,200
218,578	Territorial Bancorp, Inc.*	4,087,409
40,000	Trustmark Corp.	912,000
100,000	Zions Bancorp	1,897,000

		65,922,513

	Savings Banks — 37.7%
525,000	Astoria Financial Corp.	6,930,001
195,000	Bank Mutual Corp.	1,302,600
330,000	Brookline Bancorp, Inc.	3,303,300
158,421	Cape Bancorp, Inc.*	1,005,973
125,000	Capitol Federal Financial	4,077,500
70,000	Danvers Bancorp, Inc.	954,800
455,000	Dime Community Bancshares, Inc.	5,500,950
261,300	First Niagara Financial Group, Inc.	3,587,649
436,839	Flushing Financial Corp.	5,351,278
94,331	Hingham Institution for Savings	3,082,737
210,000	Hudson City Bancorp, Inc.	2,786,700
100,000	IBERIABANK Corp.	5,344,000
165,000	MB Financial, Inc.	3,346,200
85,000	NewAlliance Bancshares, Inc.	989,400
395,000	Northwest Bancshares, Inc.	4,625,450
421,640	OceanFirst Financial Corp.	4,368,190
162,273	Parkvale Financial Corp.	1,135,911
514,400	Provident Financial Services, Inc.	5,864,160
285,000	Washington Federal, Inc.	5,315,250
300,000	Webster Financial Corp.	4,641,000
6,090	Westfield Financial, Inc.	49,694

The FBR Funds
FBR Small Cap Financial Fund
Portfolio of Investments (continued)
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Savings Banks — 37.7% (continued)
120,058	WSFS Financial Corp.	$3,241,566

		76,804,309

	Specialty Insurance — 3.1%
30,000	Assurant, Inc.	942,900
375,000	MBIA, Inc.*	1,848,750
206,700	MGIC Investment Corp.*	1,250,535
150,000	Radian Group, Inc.	964,500
600,000	The PMI Group, Inc.*	1,290,000

		6,296,685

	Total Common Stocks (Cost $162,035,909)	189,401,409

	MONEY MARKET FUND — 10.2%
20,812,009	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $20,812,009)	20,812,009

	Total Investments — 103.3% (Cost $182,847,918)	210,213,418

	Liabilities Less Other Assets — (3.3)%	(6,620,510)

	Net Assets — 100.0%	$203,592,908

*	Non-income producing security

See accompanying Notes to Portfolio of Investments.

The FBR Funds
FBR Technology Fund
Portfolio of Investments
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 96.5%
	Commercial Services — 1.0%
1,125	EnerNOC, Inc.*	$35,033
735	MAXIMUS, Inc.	35,177
1,105	Pegasystems, Inc.	36,741

		106,951

	Communications — 2.7%
2,530	Neutral Tandem, Inc.*	39,114
1,595	NII Holdings, Inc.*	52,220
2,400	tw telecom, inc.*	36,984
1,010	United States Cellular Corp.*	36,936
3,945	Vivo Partcipacoes S.A. ADR	110,420

		275,674

	Consumer Services — 1.6%
1,290	Ctrip.com International Ltd. ADR*	40,364
3,300	Net Servicos de Comunicacao S.A. ADR*	39,039
415	priceline.com, Inc.*	81,070

		160,473

	Electronic Technology — 22.3%
6,325	Advanced Micro Devices, Inc.*	47,185
2,033	Apple, Inc.*	390,580
1,455	Applied Signal Technology, Inc.	25,884
3,760	ARRIS Group, Inc.*	37,750
900	Atheros Communications, Inc.*	28,863
17,335	Cisco Systems, Inc.*	389,518
14,595	Corning, Inc.	263,877
1,010	Cree, Inc.*	56,469
1,120	Dolby Laboratories, Inc., Class A*	56,370
3,000	DragonWave, Inc.*	33,570
810	First Solar, Inc.*	91,773
1,225	Harris Corp.	52,577
1,430	InterDigital, Inc.*	35,450
6,135	Marvell Technology Group Ltd.*	106,933
8,900	MIPS Technologies, Inc.*	34,354
4,815	ON Semiconductor Corp.*	34,716
5,170	PMC-Sierra, Inc.*	41,102
3,950	Research In Motion Ltd.*	248,692
4,475	Seagate Technology	74,867
2,625	Skyworks Solutions, Inc.*	33,311
2,745	STEC, Inc.*	38,485
2,090	Tessera Technologies, Inc.*	35,885
2,035	Volterra Semiconductor Corp.*	39,662

The FBR Funds
FBR Technology Fund
Portfolio of Investments (continued)
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Electronic Technology — 22.3% (continued)
2,125	Western Digital Corp.*	$80,729

		2,278,602

	Finance — 4.0%
4,865	Visa, Inc., Class A	399,076

	Health Services — 1.2%
860	athenahealth, Inc.*	33,832
800	Cerner Corp.*	60,520
780	HMS Holdings Corp.*	35,170

		129,522

	Health Technology — 22.4%
875	Alexion Pharmaceuticals, Inc.*	40,574
1,830	Allergan, Inc.	105,225
2,775	Biogen Idec, Inc.*	149,128
1,635	CONMED Corp.*	35,169
1,900	Crucell N.V. ADR*	36,860
6,650	Eli Lilly and Co.	234,080
1,805	Forest Laboratories, Inc.*	53,500
719	IDEXX Laboratories, Inc.*	37,740
360	Intuitive Surgical, Inc.*	118,102
3,750	Isis Pharmaceuticals, Inc.*	41,850
3,925	Johnson & Johnson	246,726
1,690	Life Technologies Corp.*	84,009
9,005	Medtronic, Inc.	386,224
570	Millipore Corp.*	39,313
4,385	Teva Pharmaceutical Industries Ltd. ADR	248,717
3,840	Thermo Fisher Scientific, Inc.*	177,216
750	United Therapeutics Corp.*	44,678
1,210	Varian Medical Systems, Inc.*	60,851
1,500	Warner Chilcott PLC, Class A*	40,995
920	Waters Corp.*	52,422
1,045	Watson Pharmaceuticals, Inc.*	40,097

		2,273,476

	Producer Manufacturing — 5.4%
4,875	3M Co.	392,389
1,000	American Superconductor Corp.*	38,020
395	Mettler-Toledo International, Inc.*	38,501
2,102	SunPower Corp., Class B*	39,034
2,330	Vestas Wind Systems A/S ADR*	40,798

		548,742

	Retail Trade — 5.3%
3,095	Amazon.com, Inc.*	388,144
4,055	Best Buy Company, Inc.	148,616

		536,760

	Technology Services — 30.6%
330	Baidu.com, Inc. ADR*	135,864

The FBR Funds
FBR Technology Fund
Portfolio of Investments (continued)
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Technology Services — 30.6% (continued)
3,095	CGI Group, Inc., Class A*	$40,668
2,045	Check Point Software Technologies Ltd.*	65,399
1,630	Citrix Systems, Inc.*	67,727
2,810	Cognizant Technology Solutions Corp., Class A*	122,685
2,135	CyberSource Corp.*	38,601
1,415	Digital River, Inc.*	35,559
370	Equinix, Inc.*	35,605
840	Global Payments, Inc.	37,380
715	Google, Inc., Class A*	378,536
1,550	JDA Software Group, Inc.*	40,626
5,660	LivePerson, Inc.*	35,884
1,110	McAfee, Inc.*	41,847
890	MercadoLibre, Inc.*	33,847
14,075	Microsoft Corp.	396,633
380	MicroStrategy, Inc., Class A*	35,614
1,515	NeuStar, Inc., Class A*	34,027
4,655	NIC, Inc.	39,474
16,700	Oracle Corp.	385,102
2,472	Parametric Technology Corp.*	40,936
4,765	PROS Holdings, Inc.*	37,882
1,685	Red Hat, Inc.*	45,866
1,212	salesforce.com, inc.*	77,023
8,535	SAP AG ADR	386,805
690	Sohu.com, Inc.*	34,742
945	Sybase, Inc.*	38,433
1,525	Teradata Corp.*	42,654
1,910	VeriSign, Inc.*	43,758
3,820	VMware, Inc., Class A*	173,466
12,880	Yahoo!, Inc.*	193,329

		3,115,972

	Total Common Stocks (Cost $8,786,865)	9,825,248

	MONEY MARKET FUND — 6.8%
689,787	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $689,787)	689,787

	Total Investments — 103.3% (Cost $9,476,652)	10,515,035

	Liabilities Less Other Assets — (3.3)%	(339,662)

	Net Assets — 100.0%	$10,175,373

*	Non-income producing security

ADR	American Depositary Receipts
PLC	Public Liability Company

See accompanying Notes to Portfolio of Investments.

The FBR Funds
FBR Gas Utility Index Fund
Portfolio of Investments
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 98.5%
	Electric Utilities — 37.2%
900	ALLETE, Inc.	$28,170
25,528	Alliant Energy Corp.	796,474
31,600	Ameren Corp.	807,380
24,080	Avista Corp.	490,750
18,625	Black Hills Corp.	483,878
345,400	CenterPoint Energy, Inc.	4,818,330
7,900	CH Energy Group, Inc.	312,445
155,468	CMS Energy Corp.	2,358,450
102,770	Consolidated Edison, Inc.	4,495,160
26,920	Constellation Energy Group, Inc.	868,978
271,400	Dominion Resources, Inc.	10,166,643
57,690	DTE Energy Co.	2,425,288
91,212	Duke Energy Corp.	1,507,734
279,615	E.ON AG ADR	10,242,296
3,325	Entergy Corp.	253,731
69,925	Exelon Corp.	3,189,979
56,671	Integrys Energy Group, Inc.	2,371,681
8,848	MGE Energy, Inc.	295,789
207,486	National Grid PLC ADR	10,451,069
30,275	Northeast Utilities	766,563
14,370	NV Energy, Inc.	165,542
14,726	Pepco Holdings, Inc.	241,801
212,125	PG&E Corp.	8,960,160
235,025	Public Service Enterprise Group, Inc.	7,189,415
64,440	TECO Energy, Inc.	1,003,331
6,350	The Empire District Electric Co.	116,904
5,205	UniSource Energy Corp.	160,002
28,280	Wisconsin Energy Corp.	1,384,023
104,175	Xcel Energy, Inc.	2,164,757

		78,516,723

	Gas Distributors — 41.5%
131,782	AGL Resources, Inc.	4,650,587
191,445	Atmos Energy Corp.	5,287,711
14,015	Chesapeake Utilities Corp.	415,405
2,255	Corning Natural Gas Corp.	39,463
7,258	Delta Natural Gas Company, Inc.	210,482
6,118	Energy, Inc.	61,547
51,860	EQT Corp.	2,282,877
97,250	MDU Resources Group, Inc.	2,141,445
106,900	National Fuel Gas Co.	5,015,748
54,980	New Jersey Resources Corp.	2,006,220
94,450	Nicor, Inc.	3,827,114
357,050	NiSource, Inc.	5,087,963
58,600	Northwest Natural Gas Co.	2,541,482

The FBR Funds
FBR Gas Utility Index Fund
Portfolio of Investments (continued)
January 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Gas Distributors — 41.5% (continued)
168,900	ONEOK, Inc.	$7,125,891
152,750	Piedmont Natural Gas Company, Inc.	3,921,093
119,270	Questar Corp.	4,947,320
4,971	RGC Resources, Inc.	152,262
208,325	Sempra Energy	10,572,493
48,785	South Jersey Industries, Inc.	1,869,929
211,358	Southern Union Co.	4,658,330
97,062	Southwest Gas Corp.	2,685,706
486,368	Spectra Energy Corp.	10,335,319
41,175	The Laclede Group, Inc.	1,328,306
73,575	UGI Corp.	1,803,323
74,330	Vectren Corp.	1,730,402
100,950	WGL Holdings, Inc.	3,203,144

		87,901,562

	Oil & Gas Pipelines — 18.6%
1,026,750	El Paso Corp.	10,421,513
243,387	Enbridge, Inc.	10,580,032
373,750	The Williams Companies, Inc.	7,788,950
327,800	TransCanada Corp.	10,460,098

		39,250,593

	Oil & Gas Production — 1.0%
48,123	Energen Corp.	2,115,006

	Oilfield Services/Equipment — 0.2%
120,825	Cheniere Energy, Inc.*	344,351

	Total Common Stocks (Cost $126,789,854)	208,128,235

	MONEY MARKET FUND — 1.8%
3,805,859	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $3,805,859)	3,805,859

	Total Investments — 100.3% (Cost $130,595,713)	211,934,094

	Liabilities Less Other Assets — (0.3)%	(721,973)

	Net Assets — 100.0%	$211,212,121

*	Non-income producing security

ADR	American Depositary Receipts
PLC	Public Liability Company

See accompanying Notes to Portfolio of Investments.

The FBR Funds
Notes to Portfolios of Investments
January 31, 2010
(unaudited)

1. Accounting Policies

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Funds’ Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

The Funds have adopted “Fair Value Measurements.” Fair Value Measurements establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Under Fair Value Measurements various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk curves, default rates and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2010:

		Level 2	Level 3
	Level 1	Other Significant	Significant Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Pegasus Fund
Common Stocks	$20,329,365	$–	$–	$20,329,365
Mutual Fund	331,776	–	–	331,776

Pegasus Mid Cap Fund
Common Stocks	6,108,910	–	–	6,108,910
Mutual Fund	263,854	–	–	263,854

Pegasus Small Cap Fund
Common Stocks	10,686,551	–	–	10,686,551
Mutual Fund	11,529	–	–	11,529

The FBR Funds
Notes to Portfolios of Investments
January 31, 2010
(unaudited)

		Level 2	Level 3
	Level 1	Other Significant	Significant Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Pegasus Small Cap Growth Fund
Common Stocks	$5,909,243	$–	$–	$5,909,243
Mutual Fund	271,415	–	–	271,415

Focus Fund
Common Stocks	724,288,447	–	–	724,288,447
Mutual Fund	34,253,661	–	–	34,253,661

Large Cap Financial Fund
Common Stocks	33,307,970	–	–	33,307,970
Mutual Fund	1,808,499	–	–	1,808,499

Small Cap Financial Fund
Common Stocks	189,401,409	–	–	189,401,409
Mutual Fund	20,812,009	–	–	20,812,009

Technology Fund
Common Stocks	9,825,248	–	–	9,825,248
Mutual Fund	689,787	–	–	689,787

Gas Utility Index Fund
Common Stocks	208,128,235	–	–	208,128,235
Mutual Fund	3,805,859	–	–	3,805,859

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Repurchase Agreements — The Funds have agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreement”). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which the adviser considers creditworthy pursuant to criteria approved by the Board. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

Other information regarding the Funds is available in the Funds’ most recent annual or semi-annual report to shareholders. This information is available on the Securities and Exchange Commission’s website at www.sec.gov.

The FBR Funds
Notes to Portfolios of Investments
January 31, 2010
(unaudited)

2. Investments in Affiliates

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended January 31, 2010, is noted below:

	Share Activity
					Realized
	Balance			Balance	Gain		Value	Acquisition
Affiliate	10/31/09	Purchases	Sales	1/31/10	(Loss)	Dividends	1/31/10	Cost

Focus Fund
99 Cents Only Stores	5,690,974	—	182,111	5,508,863	$(386,214)	$—	$71,835,574	$62,581,408
American Woodmark Corp.	730,160	—	—	730,160	—	65,714	14,720,025	24,162,041
Dynamex, Inc.	811,824	—	—	811,824	—	—	12,924,238	13,954,901

3. Federal Tax Information

As of January 31, 2010, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)

Pegasus Fund	$18,610,202	$2,378,082	$(327,143)	$2,050,939
Pegasus Mid Cap Fund	6,059,773	547,607	(234,616)	312,991
Pegasus Small Cap Fund	10,251,691	717,358	(270,969)	446,389
Pegasus Small Cap Growth Fund	5,687,775	734,544	(241,661)	492,883
Focus Fund	546,199,556	261,903,374	(49,560,822)	212,342,552
Large Cap Financial Fund	37,483,970	—	(2,367,501)	(2,367,501)
Small Cap Financial Fund	188,751,443	32,340,644	(10,878,669)	21,461,975
Technology Fund	10,008,448	1,001,687	(495,100)	506,587
Gas Utility Index Fund	137,391,490	80,543,738	(6,001,134)	74,542,604

4. Subsequent Events

Effective as of March 12, 2010, certain FBR Funds completed a reorganization transaction (the “Reorganization”) pursuant to which these Funds (the “Acquiring Funds”) acquired all of the assets of the funds comprising the AFBA 5Star Funds (the “Acquired Funds”), and the shareholders of the Acquired Funds became shareholders of the Acquiring Funds. Specifically, as of the close of business on March 12, 2010: (i) the FBR Pegasus Fund acquired all of the assets of the AFBA 5Star Large Cap Growth Fund; (ii) the FBR Pegasus Small Cap Growth Fund acquired all of the assets of the AFBA 5Star Small Cap Fund; (iii) the FBR Pegasus Mid Cap Fund acquired all of the assets of the AFBA 5Star Mid Cap Value Fund; and (iv) the FBR Technology Fund acquired all of the assets of the AFBA 5Star Science and Technology Fund. In addition, also on March 12, 2010, two new funds, the FBR Balanced Fund and the FBR Core Bond Fund were established as new series of the Trust, and, effective as of the close of business on March 12, 2010, the FBR Balanced Fund acquired all of the assets of the AFBA 5Star Balanced Fund and the FBR Core Bond Fund acquired all of the assets of the AFBA 5Star Total Return Bond Fund in connection with the Reorganization.

The Funds evaluated subsequent events from January 31, 2010 through the date that this Form N-Q was issued and available. There were no subsequent events to report that would have a material impact on the Funds’ Form N-Q, other than the events described in the paragraph above.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 3.  EXHIBITS

(a)  A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	3/23/2010

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David H. Ellison	3/23/2010

	David H. Ellison	Date
President and Principal Executive Officer
The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	3/23/2010

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds